UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22611

Equity Long/Short Opportunities Fund

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Robert DiCarlo

President and Principal Executive Officer

Equity Long/Short Opportunities Fund

50 South LaSalle Street

Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 630-6000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2015

Item 1. Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

EQUITY LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS	DECEMBER 31, 2015 (UNAUDITED)

VALUE (ROUNDED TO THOUSANDS)
SUB-FUNDS – 98.8%
Non-U.S. Equity Hedge – 36.5%
(Cost $46,394,000)
Cooper Square Fund, L.P.	$10,678,000
Indus Pacific Opportunities Fund L.P.	10,338,000
MW Eureka (US) Fund	13,145,000
Pelham Long/Short Fund, L.P.	11,013,000
Zebedee Focus Fund Limited	7,576,000
52,750,000
Sector Hedge – 16.4%
(Cost $16,652,000)
Brenham Capital Management, L.P.	10,875,000
Broadfin Healthcare Fund, L.P.	7,228,000
Consonance Capital Investors, L.P.	5,595,000
23,698,000
U.S. Equity Hedge – 45.9%
(Cost $60,317,000)
Black Diamond Thematic, L.P.	10,579,000
Corvex Partners, L.P.	9,659,000
Ivory Optimal Fund L.P.	10,699,000
Lakewood Capital Partners, L.P.	10,517,000
Tourbillon Global Equities, LLC	13,553,000
Trian Partners, L.P.	11,260,000
66,267,000
Total Investments in Sub-Funds
(Cost $123,363,000)	$142,715,000

	NUMBER OF SHARES	VALUE (ROUNDED TO THOUSANDS)
CASH EQUIVALENT – 1.6%
Northern Institutional Funds - Diversified Assets Portfolio, 0.06%(1) (2)	2,236,000	$2,236,000
Total Cash Equivalent
(Cost $2,236,000)		$2,236,000
TOTAL INVESTMENTS – 100.4%
(Cost $125,599,000)		$144,951,000
Liabilities less Other Assets – (0.4)%		(515,000)
NET ASSETS – 100.0%		$144,436,000

(1) Investment in affiliated Portfolio. 50 South Capital Advisors, LLC is the investment adviser to the Fund and Northern Trust Investments, Inc. is the investment adviser to the Diversified Assets Portfolio of the Northern Institutional Funds. 50 South Capital Advisors, LLC and Northern Trust Investments, Inc. are affiliates of Northern Trust Corporation.

(2) At March 31, 2015, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $76,000 with net purchases of approximately $2,160,000 during the nine months ended December 31, 2015.

Percentages shown are based on net assets.

Sub-Fund investments are non-income producing.

At December 31, 2015, the investment strategies of Sub-Funds as a percentage of the Fund’s net assets were as follows:

STRATEGY WEIGHTINGS	PERCENTAGE
Non-U.S. Equity Hedge	36.5%
Sector Hedge	16.4
U.S. Equity Hedge	45.9
Cash Equivalent and Liabilities Less Other Assets	1.2
Total	100.0%

At December 31, 2015, the Fund’s Sub-Funds investments were domiciled as follows:

COUNTRIES	COST	VALUE
Cayman Islands – 11.9%	$18,658,000	$17,235,000
United States – 86.9%	104,705,000	125,480,000
Total	$123,363,000	$142,715,000

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical investments on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The Fund’s investment in the Northern Institutional Funds – Diversified Assets Portfolio is valued using Level 1 inputs. All other Sub Funds’ values were measured using the net asset value per share (or its equivalent) practical expedient and in accordance with ASU 2015-07 and have not been classified in the fair value hierarchy.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2015, there were no transfers between Level 1, Level 2 or Level 3 based on levels assigned to the securities on March 31, 2015.

The Fund is not able to obtain complete investment holdings details on each of the Sub-Funds held within the Fund’s portfolio in order to determine whether the Fund’s proportional share of any investments held by the Sub-Funds exceeds 5% of the net assets of the Fund as of December 31, 2015.

QUARTERLY REPORT	1	EQUITY LONG/SHORT OPPORTUNITIES FUND

EQUITY LONG/SHORT OPPORTUNITIES FUND

NOTES TO SCHEDULE OF INVESTMENTS	DECEMBER 31, 2015 (UNAUDITED)

RISK FACTORS

Financial Accounting Standards Board Accounting Standards Codification 820 (“ASC 820”) Fair Value Measurement requires disclosure to assist in understanding the nature and risk of investments by major category. The table below summarizes the fair value and other pertinent liquidity information of the Fund’s underlying investments by major category.

	Fair Value (in millions)	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Non-U.S. Equity Hedge (a)	$53	$—	monthly, quarterly	30-90 days
Sector Hedge (a)	24	—	quarterly	60-95 days
U.S. Equity Hedge (a)	66	—	monthly, quarterly	30-90 days
	$143	$—

(a)	Hedged Equity – The managers in this category seek to identify and select equity securities that will rise in price on the long side and those that will fall in price on the short side. Equity securities make up the large bulk of their underlying exposure. Net exposure ranges from zero to 100%, while gross exposure can be 200% or more. Sub-strategies in this category include Non-U.S. Equity Hedge, Sector Hedge and U.S. Equity Hedge. The fair values of the investments in this category have been estimated using the net asset value per share (or its equivalent) of the investments. Investments representing approximately 7.24% of the fair value of investments in this category cannot be immediately redeemed because the investments include restrictions that do not allow for full redemptions within the first 12 months after acquisition. The remaining restriction period for these investments range from approximately one month to seven months at December 31, 2015. Investments representing approximately 6.77% of the fair value of investments in this category cannot be redeemed because the investments include investor level gate restrictions. These gates range up to twelve months and do not allow for full redemptions.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Equity Long/Short Opportunities Fund

By:	/s/ Robert DiCarlo
Robert DiCarlo, President
(Principal Executive Officer)

Date:	February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert DiCarlo
Robert DiCarlo, President
(Principal Executive Officer)

Date:	February 26, 2016

By:	/s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	February 26, 2016